Trade receivables and other current assets - Disclosure of Non Current Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Contract Assets - Current	€ 0	€ 2,062